3. Equipment and Leasehold Improvements	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
3. Equipment and Leasehold Improvements
	September 30, 2015		March 31, 2015
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Computer equipment	$3,558	$1,774	$3,558	$1,459
Production equipment	67,367	22,784	67,367	17,831
Leasehold improvements	33,649	11,393	33,649	7,784
Total	$104,574	$35,951	$104,574	$27,074

Net carrying amount		$68,623		$77,500

During the six month periods ended September 30, 2015, the Company recorded total amortization of $8,878 (2014 - $8,676) which was recorded to amortization expense on the statements of operations.

		March 31, 2015		March 31, 2014
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Computer equipment	$3,558	$1,459	$1,865	$560
Production equipment	67,367	17,831	27,236	5,447
Leasehold improvements	33,649	7,784	10,954	730
Total	$104,574	$27,074	$40,055	$6,737

Net carrying amount		$77,500		$33,318

During the year ended March 31, 2015, the Company recorded total amortization of $20,338 (2014 - $6,737) which was recorded to amortization expense on the statements of operations.